Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Net unrealized gains (losses) on investments	¥ 0	¥ 0
Net unrealized gains (losses) on investment in securities
Statement [Line Items]
Net unrealized gains (losses), tax	41,871	21,836	¥ 5,702
Reclassification adjustment included in net income, tax	90	61	510
Debt valuation adjustments
Statement [Line Items]
Net unrealized gains (losses), tax	(25)	121	321
Reclassification adjustment included in net income, tax	5	10	28
Defined benefit pension plans
Statement [Line Items]
Net unrealized gains (losses), tax	(1,706)	(4,738)	(2,247)
Reclassification adjustment included in net income, tax	76	(151)	(368)
Foreign currency translation adjustments
Statement [Line Items]
Net unrealized gains (losses), tax	19,131	17,642	14,709
Reclassification adjustment included in net income, tax	(1,806)	(295)	(751)
Net unrealized gains (losses) on derivative instruments
Statement [Line Items]
Net unrealized gains (losses), tax	(3,106)	(3,256)	40
Reclassification adjustment included in net income, tax	¥ (408)	¥ (1,478)	¥ (1,923)